Schedule I - Condensed Financial Information of Parent, Condensed Statements of Income (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Interest and other income									$ 4,052	$ 12,684	$ 4,712
Total revenues	$ 72,754	$ 60,084	$ 79,962	$ 121,555	$ 154,254	$ 139,034	$ 147,033	$ 134,703	334,355	575,024	418,299
Expense [Abstract]
Interest expense									103,292	137,133	144,742
Selling, general and administrative									30,902	35,304	31,185
Gain on derivatives									1,648	2,720	(2,382)
Fair value loss on marketable securities									13,025	0	0
Loss on modification and extinguishment of debt									1,862	9,590	2,474
Total expenses									405,912	328,620	322,650
Net income (loss) before provision (benefit) for income taxes									(71,557)	246,404	95,649
Provision (benefit) for income taxes									(4,132)	20,527	9,926
Net income (loss)	$ (107,036)	$ (8,067)	$ 9,606	$ 38,072	$ 75,158	$ 51,704	$ 54,050	$ 44,965	$ (67,425)	$ 225,877	$ 85,723
Weighted average number of shares [Abstract]
Basic (in shares)									30,551,873	31,607,781	29,744,083
Diluted (in shares)									30,551,873	31,715,469	29,783,904
Earnings (loss) per share:
Basic (in dollars per share)	$ (3.51)	$ (0.26)	$ 0.32	$ 1.24	$ 2.43	$ 1.67	$ 1.69	$ 1.38	$ (2.21)	$ 7.15	$ 2.88
Diluted (in dollars per share)	$ (3.51)	$ (0.26)	$ 0.32	$ 1.24	$ 2.43	$ 1.67	$ 1.68	$ 1.38	$ (2.21)	$ 7.12	$ 2.88
Fly Leasing Limited [Member]
Revenues [Abstract]
Equity earnings (loss) from subsidiaries									$ (67,122)	$ 219,720	$ 90,175
Intercompany management fee income									14,042	16,452	16,844
Intercompany interest income									48,847	33,290	25,740
Interest and other income									1,727	8,783	1,018
Total revenues									(2,506)	278,245	133,777
Expense [Abstract]
Interest expense									36,431	38,211	38,211
Selling, general and administrative									14,105	14,102	12,314
Gain on derivatives									0	0	(1,798)
Fair value loss on marketable securities									13,025	0	0
Loss on modification and extinguishment of debt									1,013	0	0
Total expenses									64,574	52,313	48,727
Net income (loss) before provision (benefit) for income taxes									(67,080)	225,932	85,050
Provision (benefit) for income taxes									345	55	(673)
Net income (loss)									$ (67,425)	$ 225,877	$ 85,723
Weighted average number of shares [Abstract]
Basic (in shares)									30,551,873	31,607,781	29,744,083
Diluted (in shares)									30,551,873	31,715,469	29,783,904
Earnings (loss) per share:
Basic (in dollars per share)									$ (2.21)	$ 7.15	$ 2.88
Diluted (in dollars per share)									$ (2.21)	$ 7.12	$ 2.88